Stockholders' Equity - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014
Schedule Of Stockholders Equity Details [Line Items]
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	250,000,000
Net loss attributable to stockholders of the Company	$ (184,798)	$ (5,196)
Net loss attributable to noncontrolling interests	(282)	0
Retained earnings appropriated	$ 135	$ 920
Minimum
Schedule Of Stockholders Equity Details [Line Items]
Percentage of after tax profits allocated to the general reserve	10.00%
Maximum
Schedule Of Stockholders Equity Details [Line Items]
Percentage of after tax profits allocated to the general reserve	50.00%